Non-financial Assets and Liabilities - Additional Information (Details)		3 Months Ended	6 Months Ended
	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Number of reportable operating segment | Segment			1
MSC Products | Discounted cash flow [member]
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real post-tax discount rate			13.80%
MPC-150-IM Product | Discounted cash flow [member]
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real post-tax discount rate			15.50%
In-process Research and Development Acquired
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0
In-process Research and Development Acquired | MSC Products
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss		$ 0	$ 0
In-process Research and Development Acquired | MPC-150-IM Product
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss			0
Goodwill
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0
Goodwill | MSC Products
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss		$ 0	0
Goodwill | MPC-150-IM Product
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss			$ 0